Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
A substantial portion of our goodwill relates to the acquisition of the Best Day Group.
Goodwill consists of the following:

	As of December 31, 2024	As of December 31, 2023
Goodwill	$125,832	$150,752
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Financial Services	Total
Balance as of January 1, 2023	$29,460	$103,279	$5,898	$138,637
Assets held for sale (Note 31)	—	(3,685)	—	(3,685)
Foreign currency translation adjustment	2,920	12,353	527	15,800
Balance as of December 31, 2023	$32,380	$111,947	$6,425	$150,752
Foreign currency translation adjustment	(6,222)	(17,323)	(1,375)	(24,920)
Balance as of December 31, 2024	$26,158	$94,624	$5,050	$125,832
We test goodwill for impairment at the reporting unit level and the tests are performed as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred.
2024 Impairment Assessment
We assessed qualitative factors to determine whether it is more likely than not that the fair value of our reporting units is less than their carrying amount, consistent with the application of the Step 0 qualitative assessment for impairment testing. In our qualitative assessment, we considered relevant events and circumstances, including, but not limited to, the following: macroeconomic conditions; industry and market considerations; costs that have a negative effect on earnings and cash flows; overall financial performance; other relevant entity-specific events; and events affecting a reporting unit.
As of December 31, 2024, we concluded that there was no impairment of goodwill.
2023 Impairment Assessment
We compared the fair value of the reporting units to their carrying values. The fair value estimates of the reporting units are based on the present value of their future discounted cash flows, Level 3 inputs (income approach). The income approach estimates fair value utilizing long-term growth rates and discount rates applied to the cash flow projections. The significant estimates used in the discounted cash flows model included our forecasted gross bookings; forecasted revenues, net of significant costs and expenses; and the discount rate. Our assumptions were based on the actual historical performance of the reporting units and considered operating result trends, air passenger traffic growth rates, and implied risk premiums based on market prices of our equity and debt as of the assessment dates.
As of December 31, 2023, we performed our annual goodwill impairment test and concluded that there was no impairment of goodwill.